Net Trading Gains and Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	¥ (59,687)		¥ 534,100		¥ 333,315
Foreign exchange gains (losses)-net	25,631	[1]	20,514	[1]	98,054	[1]
Net trading gains (losses)	(34,056)		554,614		431,369
Interest rate contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	(79,562)	[2]	219,385	[2]	261,568	[2]
Foreign exchange contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	(13,167)		(91,300)		(146,258)
Equity-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	(41,607)	[2]	(59,462)	[2]	(7,150)	[2]
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	899	[3]	(174)	[3]	(2,184)	[3]
Other contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	(6,856)		(2,378)		283
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	¥ 80,606		¥ 468,029		¥ 227,056

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities for which the fair value option is elected in accordance with ASC 825.
[2]	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is included in the above table.
[3]	Amounts do not include the net loss of ¥3,391 million, ¥6,703 million and ¥8,660 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2012, 2013 and 2014, respectively. The net loss is recorded in Other noninterest expenses.